Related Parties and Parties-In-Interest Transactions (Details) - EBP 008 - NW Natural Holding Company unitized stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, purchased, number of shares (in shares)	29,437	30,917
Cost of asset	$ 1,238,762	$ 1,178,947
Investment sold, number of shares (in shares)	29,534	35,048
Selling price	$ 1,262,108	$ 1,357,687